Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Colchester Street Trust
Entity Central Index Key	0000356173
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Investments Money Market - Money Market Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Select Class
Trading Symbol	FMYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Net Assets	$ 149,821,350,627
Holdings Count | shares	322
Advisory Fees Paid, Amount	$ 190,262,441
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.0 8-30 9.8 31-60 7.9 61-90 4.9 91-180 4.1 Repurchase Agreements 52.7 Commercial Paper 18.6 U.S. Treasury Obligations 13.6 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 7.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.7 Commercial Paper - 18.6 U.S. Treasury Obligations - 13.6 Certificates of Deposit - 9.8 Non-Negotiable Time Deposit - 7.0 Net Other Assets (Liabilities) - (1.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class II
Trading Symbol	FCEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market - Money Market Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class I
Trading Symbol	FMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 149,821,350,627
Holdings Count | shares	322
Advisory Fees Paid, Amount	$ 190,262,441
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.0 8-30 9.8 31-60 7.9 61-90 4.9 91-180 4.1 Repurchase Agreements 52.7 Commercial Paper 18.6 U.S. Treasury Obligations 13.6 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 7.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.7 Commercial Paper - 18.6 U.S. Treasury Obligations - 13.6 Certificates of Deposit - 9.8 Non-Negotiable Time Deposit - 7.0 Net Other Assets (Liabilities) - (1.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market - Money Market Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class II
Trading Symbol	FCIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 149,821,350,627
Holdings Count | shares	322
Advisory Fees Paid, Amount	$ 190,262,441
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.0 8-30 9.8 31-60 7.9 61-90 4.9 91-180 4.1 Repurchase Agreements 52.7 Commercial Paper 18.6 U.S. Treasury Obligations 13.6 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 7.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.7 Commercial Paper - 18.6 U.S. Treasury Obligations - 13.6 Certificates of Deposit - 9.8 Non-Negotiable Time Deposit - 7.0 Net Other Assets (Liabilities) - (1.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class IV
Trading Symbol	FOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Tax Exempt Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class III
Trading Symbol	FETXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 10,266,018,347
Holdings Count | shares	794
Advisory Fees Paid, Amount	$ 13,335,920
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.6 8-30 1.0 31-60 3.7 61-90 3.3 91-180 5.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 47.1 Tender Option Bond 22.5 Municipal Securities 12.0 Commercial Paper 3.9 Net Other Assets (Liabilities) 14.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 47.1 Tender Option Bond - 22.5 Municipal Securities - 12.0 Commercial Paper - 3.9 Net Other Assets (Liabilities) - 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Select Class
Trading Symbol	FTYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Government Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class III
Trading Symbol	FCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 225,115,114,654
Holdings Count | shares	616
Advisory Fees Paid, Amount	$ 293,902,218
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 8.1 31-60 8.1 61-90 1.6 91-180 2.2 >180 5.1 Repurchase Agreements 56.1 U.S. Government Agency - Debt 29.0 U.S. Treasury Obligations 17.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 56.1 U.S. Government Agency - Debt - 29.0 U.S. Treasury Obligations - 17.9 Net Other Assets (Liabilities) - (3.0)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class III
Trading Symbol	FCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Tax Exempt Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class II
Trading Symbol	FEXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 10,266,018,347
Holdings Count | shares	794
Advisory Fees Paid, Amount	$ 13,335,920
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.6 8-30 1.0 31-60 3.7 61-90 3.3 91-180 5.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 47.1 Tender Option Bond 22.5 Municipal Securities 12.0 Commercial Paper 3.9 Net Other Assets (Liabilities) 14.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 47.1 Tender Option Bond - 22.5 Municipal Securities - 12.0 Commercial Paper - 3.9 Net Other Assets (Liabilities) - 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Government Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Institutional Class
Trading Symbol	FRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 225,115,114,654
Holdings Count | shares	616
Advisory Fees Paid, Amount	$ 293,902,218
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 8.1 31-60 8.1 61-90 1.6 91-180 2.2 >180 5.1 Repurchase Agreements 56.1 U.S. Government Agency - Debt 29.0 U.S. Treasury Obligations 17.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 56.1 U.S. Government Agency - Debt - 29.0 U.S. Treasury Obligations - 17.9 Net Other Assets (Liabilities) - (3.0)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Tax Exempt Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class I
Trading Symbol	FTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 10,266,018,347
Holdings Count | shares	794
Advisory Fees Paid, Amount	$ 13,335,920
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.6 8-30 1.0 31-60 3.7 61-90 3.3 91-180 5.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 47.1 Tender Option Bond 22.5 Municipal Securities 12.0 Commercial Paper 3.9 Net Other Assets (Liabilities) 14.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 47.1 Tender Option Bond - 22.5 Municipal Securities - 12.0 Commercial Paper - 3.9 Net Other Assets (Liabilities) - 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class II
Trading Symbol	FOXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class III
Trading Symbol	FOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Select Class
Trading Symbol	FSXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 10,266,018,347
Holdings Count | shares	794
Advisory Fees Paid, Amount	$ 13,335,920
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$10,266,018,347
Number of Holdings	794
Total Advisory Fee	$13,335,920

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 81.6 8-30 1.0 31-60 3.7 61-90 3.3 91-180 5.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 47.1 Tender Option Bond 22.5 Municipal Securities 12.0 Commercial Paper 3.9 Net Other Assets (Liabilities) 14.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 47.1 Tender Option Bond - 22.5 Municipal Securities - 12.0 Commercial Paper - 3.9 Net Other Assets (Liabilities) - 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Government Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Select Class
Trading Symbol	FGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Net Assets	$ 225,115,114,654
Holdings Count | shares	616
Advisory Fees Paid, Amount	$ 293,902,218
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 8.1 31-60 8.1 61-90 1.6 91-180 2.2 >180 5.1 Repurchase Agreements 56.1 U.S. Government Agency - Debt 29.0 U.S. Treasury Obligations 17.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 56.1 U.S. Government Agency - Debt - 29.0 U.S. Treasury Obligations - 17.9 Net Other Assets (Liabilities) - (3.0)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Select Class
Trading Symbol	FTUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class I
Trading Symbol	FSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class IV
Trading Symbol	FTVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Institutional Class
Trading Symbol	FRBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market - Money Market Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class III
Trading Symbol	FCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 149,821,350,627
Holdings Count | shares	322
Advisory Fees Paid, Amount	$ 190,262,441
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.0 8-30 9.8 31-60 7.9 61-90 4.9 91-180 4.1 Repurchase Agreements 52.7 Commercial Paper 18.6 U.S. Treasury Obligations 13.6 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 7.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.7 Commercial Paper - 18.6 U.S. Treasury Obligations - 13.6 Certificates of Deposit - 9.8 Non-Negotiable Time Deposit - 7.0 Net Other Assets (Liabilities) - (1.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Government Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class II
Trading Symbol	FCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 225,115,114,654
Holdings Count | shares	616
Advisory Fees Paid, Amount	$ 293,902,218
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 8.1 31-60 8.1 61-90 1.6 91-180 2.2 >180 5.1 Repurchase Agreements 56.1 U.S. Government Agency - Debt 29.0 U.S. Treasury Obligations 17.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 56.1 U.S. Government Agency - Debt - 29.0 U.S. Treasury Obligations - 17.9 Net Other Assets (Liabilities) - (3.0)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Institutional Class
Trading Symbol	FRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 101,430,982,590
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 120,489,425
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$101,430,982,590
Number of Holdings	47
Total Advisory Fee	$120,489,425

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 15.8 8-30 22.3 31-60 31.4 61-90 23.6 91-180 10.3 U.S. Treasury Obligations 103.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.4 Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Institutional Class
Trading Symbol	FNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 149,821,350,627
Holdings Count | shares	322
Advisory Fees Paid, Amount	$ 190,262,441
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$149,821,350,627
Number of Holdings	322
Total Advisory Fee	$190,262,441

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.0 8-30 9.8 31-60 7.9 61-90 4.9 91-180 4.1 Repurchase Agreements 52.7 Commercial Paper 18.6 U.S. Treasury Obligations 13.6 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 7.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.7 Commercial Paper - 18.6 U.S. Treasury Obligations - 13.6 Certificates of Deposit - 9.8 Non-Negotiable Time Deposit - 7.0 Net Other Assets (Liabilities) - (1.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Government Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class I
Trading Symbol	FIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 225,115,114,654
Holdings Count | shares	616
Advisory Fees Paid, Amount	$ 293,902,218
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$225,115,114,654
Number of Holdings	616
Total Advisory Fee	$293,902,218

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 8.1 31-60 8.1 61-90 1.6 91-180 2.2 >180 5.1 Repurchase Agreements 56.1 U.S. Government Agency - Debt 29.0 U.S. Treasury Obligations 17.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 56.1 U.S. Government Agency - Debt - 29.0 U.S. Treasury Obligations - 17.9 Net Other Assets (Liabilities) - (3.0)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class I
Trading Symbol	FISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 67,267,710,804
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 91,884,015
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,267,710,804
Number of Holdings	128
Total Advisory Fee	$91,884,015

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 10.7 31-60 7.8 61-90 1.9 91-180 1.9 >180 4.9 Repurchase Agreements 55.0 U.S. Treasury Obligations 47.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 55.0 U.S. Treasury Obligations - 47.6 Net Other Assets (Liabilities) - (2.6)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec